Derivative Financial Instruments and Certain Hedging Activities (Amount and Location of Gains (Losses) for Derivatives not Designated as Hedges) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	$ 0.2	$ (4.1)
Not Designated As Hedging Instrument [Member] | Other (Expense) Income Net [Member] | Foreign Currency Forwards [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	$ 0.2	$ (4.1)